Leases - Amounts recognized in the consolidated statement of profit and loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Right-of-use depreciation	€ 82,116	€ 78,543
Finance lease expenses	50,870	44,587	€ 45,198
Expenses related to short-term contracts	1,295	1,117
Expenses related to low-value contracts	15,865	14,345
Other operating lease expenses	30,101	27,577
Total operating lease expense and expense for short-term and low-value contracts	47,261	43,039
Lease payments	111,488	116,394
Buildings
Leases
Right-of-use depreciation	74,929	71,157
Machinery
Leases
Right-of-use depreciation	1,522	1,507
Computer equipment
Leases
Right-of-use depreciation	559	860
Vehicles
Leases
Right-of-use depreciation	€ 5,106	€ 5,019